INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED DECEMBER 28, 2018 OF:

Invesco DWA Momentum & Low Volatility Rotation ETF (DWLV)

Invesco S&P 500 Value with Momentum ETF (SPVM)

(each, a “Fund” and collectively, the “Funds”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of each Fund, with the liquidation payments to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Funds no longer will accept creation orders. The last day of trading in each Fund on its respective exchange, The Nasdaq Stock Market or the Cboe BZX Exchange, Inc. (each an “Exchange”), will be February 20, 2019. Shareholders should be aware that while the Funds are preparing to liquidate, they will not be pursuing their stated investment objectives or engaging in any business activities except for the purposes of winding up their business and affairs, preserving the value of their assets, paying their liabilities, and distributing their remaining assets to shareholders.

Shareholders may sell their holdings of each Fund on its respective Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Funds’ shares will no longer trade on an Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of a Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Funds’ distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-PRO-SAI-SUP-1 122818

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED DECEMBER 28, 2018 OF:

Invesco China All-Cap ETF (YAO)

(the “Fund”)

At a meeting held on December 13, 2018, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust II approved the termination and winding down of the Fund, with the liquidation payment to shareholders expected to take place on or about February 27, 2019.

After the close of business on February 12, 2019, the Fund no longer will accept creation orders. The last day of trading in the Fund on NYSE Arca, Inc. (the “Exchange”) will be February 20, 2019. Shareholders should be aware that while the Fund is preparing to liquidate, it will not be pursuing its stated investment objective or engaging in any business activities except for the purposes of winding up its business and affairs, preserving the value of its assets, paying its liabilities, and distributing its remaining assets to shareholders.

Shareholders may sell their holdings of the Fund on the Exchange until market close on February 20, 2019, and may incur typical transaction fees from their broker-dealer. The Fund’s shares will no longer trade on the Exchange after market close on February 20, 2019, and the shares will be subsequently delisted. Shareholders who do not sell their shares of the Fund before market close on February 20, 2019 will receive cash equal to the amount of the net asset value of their shares, which will include any capital gains and dividends, in the cash portion of their brokerage accounts, on or about February 27, 2019.

Shareholders generally will recognize a capital gain or loss equal to the amount received for their shares over their adjusted basis in such shares.

Shareholders should call the Fund’s distributor, Invesco Distributors, Inc., at 1-800-983-0903 for additional information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST II-YAO-PRO-SAI-SUP-1 122818

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE PROSPECTUS DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of December 28, 2018, the following funds are no longer included in the Prospectus:

Invesco DWA SmallCap Momentum ETF (DWAS)

Invesco KBW Bank ETF (KBWB)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

Invesco KBW Regional Banking ETF (KBWR)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

Invesco Russell 1000 Equal Weight ETF (EQAL)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

Invesco S&P 500 Enhanced Value ETF (SPVU)

Invesco S&P 500 Minimum Variance ETF (SPMV)

Invesco S&P 500 Momentum ETF (SPMO)

Invesco S&P 500 Value With Momentum ETF (SPVM)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Invesco S&P 500® High Beta ETF (SPHB)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Invesco S&P 500® Low Volatility ETF (SPLV)

Invesco S&P MidCap Low Volatility ETF (XMLV)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

Invesco S&P SmallCap Energy ETF (PSCE)

Invesco S&P SmallCap Financials ETF (PSCF)

Invesco S&P SmallCap Health Care ETF (PSCH)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Invesco S&P SmallCap Industrials ETF (PSCI)

Invesco S&P SmallCap Information Technology ETF (PSCT)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Invesco S&P SmallCap Materials ETF (PSCM)

Invesco S&P SmallCap Quality ETF (XSHQ)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII EQ-PRO 122818

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2018, AS REVISED JULY 31, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of December 28, 2018, the following funds are no longer included in the Statement of Additional Information:

Invesco 1-30 Laddered Treasury ETF (PLW)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Invesco CEF Income Composite ETF (PCEF)

Invesco DWA SmallCap Momentum ETF (DWAS)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Invesco KBW Bank ETF (KBWB)

Invesco KBW High Dividend Yield Financial ETF (KBWD)

Invesco KBW Premium Yield Equity REIT ETF (KBWY)

Invesco KBW Property & Casualty Insurance ETF (KBWP)

Invesco KBW Regional Banking ETF (KBWR)

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

Invesco National AMT-Free Municipal Bond ETF (PZA)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Invesco Preferred ETF (PGX)

Invesco Russell 1000 Enhanced Equal Weight ETF (USEQ)

Invesco Russell 1000 Equal Weight ETF (EQAL)

Invesco Russell 1000 Low Beta Equal Weight ETF (USLB)

Invesco S&P 500 Enhanced Value ETF (SPVU)

Invesco S&P 500 Minimum Variance ETF (SPMV)

Invesco S&P 500 Momentum ETF (SPMO)

Invesco S&P 500 Value With Momentum ETF (SPVM)

Invesco S&P 500® ex-Rate Sensitive Low Volatility ETF (XRLV)

Invesco S&P 500® High Beta ETF (SPHB)

Invesco S&P 500® High Dividend Low Volatility ETF (SPHD)

Invesco S&P 500® Low Volatility ETF (SPLV)

Invesco S&P MidCap Low Volatility ETF (XMLV)

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)

Invesco S&P SmallCap Consumer Staples ETF (PSCC)

Invesco S&P SmallCap Energy ETF (PSCE)

Invesco S&P SmallCap Financials ETF (PSCF)

Invesco S&P SmallCap Health Care ETF (PSCH)

Invesco S&P SmallCap High Dividend Low Volatility ETF (XSHD)

Invesco S&P SmallCap Industrials ETF (PSCI)

Invesco S&P SmallCap Information Technology ETF (PSCT)

Invesco S&P SmallCap Low Volatility ETF (XSLV)

Invesco S&P SmallCap Materials ETF (PSCM)

Invesco S&P SmallCap Quality ETF (XSHQ)

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)

Invesco Senior Loan ETF (BKLN)

Invesco Taxable Municipal Bond ETF (BAB)

Invesco Treasury Collateral ETF (CLTL)

Invesco Variable Rate Preferred ETF (VRP)

Invesco VRDO Tax-Free Weekly ETF (PVI)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-EQ&FI-SAI 122818

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE PROSPECTUS DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of December 28, 2018, the following funds are no longer included in the Prospectus:

Invesco 1-30 Laddered Treasury ETF (PLW)

Invesco California AMT-Free Municipal Bond ETF (PWZ)

Invesco CEF Income Composite ETF (PCEF)

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)

Invesco LadderRite 0-5 Year Corporate Bond ETF (LDRI)

Invesco National AMT-Free Municipal Bond ETF (PZA)

Invesco New York AMT-Free Municipal Bond ETF (PZT)

Invesco Preferred ETF (PGX)

Invesco Senior Loan ETF (BKLN)

Invesco Taxable Municipal Bond ETF (BAB)

Invesco Treasury Collateral ETF (CLTL)

Invesco Variable Rate Preferred ETF (VRP)

Invesco VRDO Tax-Free Weekly ETF (PVI)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-FI-PRO 122818

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED FEBRUARY 28, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of December 28, 2018, the following funds are no longer included in the Prospectus and Statement of Additional Information:

Invesco PureBetaSM MSCI USA ETF (PBUS)

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)

Invesco PureBetaSM US Aggregate Bond ETF (PBND)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-PBUS-PBSM-PBND-PRO-SAI-SUP-1 122818

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 28, 2018 TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION, EACH DATED SEPTEMBER 28, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of December 28, 2018, the following fund is no longer included in the Prospectus and Statement of Additional Information:

Invesco Shipping ETF (SEA)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-SEA-PRO-SAI-SUP-1 122818